Other long-term debt (Schedule of Other Long Term Debt) (Details) - USD ($)		6 Months Ended
		Jun. 30, 2015	Mar. 23, 2015	Mar. 05, 2015	Dec. 31, 2014	Sep. 15, 2014	Jun. 24, 2014
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 1,143,044,438			$ 877,393,444
Accrued interest		638,155			723,382
Total		1,143,682,593			878,116,826
Less: current portion		(398,425,921)			(301,912,335)
Total other long-term debt		$ 745,256,672			576,204,491
Percentage of Equity Directly Attributable to the Group		90.00%
Restricted cash		$ 281,584,715			$ 368,874,458
Henan Xinyuan [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group		100.00%
Shanghai Junxin Real Estate Company [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group		100.00%			51.00%
Jinan Wanzhuo [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group		95.00%
Zhengzhou Shengdao Real Estate Co., Ltd. [Member]
Debt Instrument [Line Items]
Stated rate				10.984%
Percentage of Equity Directly Attributable to the Group		80.00%
Henan Xinyuan Quansheng Real Estate Co., Ltd. [Member]
Debt Instrument [Line Items]
Stated rate			11.00%
Percentage of Equity Directly Attributable to the Group		90.00%
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. ("Changsha Wanzhuo") [Member]
Debt Instrument [Line Items]
Stated rate						12.00%
Percentage of Equity Directly Attributable to the Group		75.00%
Shandong Xinyuan Renju Real Estate Co., Ltd. [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group		100.00%
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Land use right securing other long-term bank loan		$ 88,114,017			$ 54,625,305
Land use right securing long-term debt		497,458,184			324,684,850
Real estate properties held for lease securing debt		38,753,395			38,280,864
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 196,179,692			200,000,000
Maturity date		May 03, 2018
Stated rate		13.25%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 200,000,000			200,000,000
Maturity date		Jun. 06, 2019
Stated rate		13.00%
Shandong Xinyuan collateralized debt due in November 28, 2015 at 12.3% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 29,933,388			33,885,787
Maturity date		Nov. 28, 2015
Stated rate		12.30%
Henan Wanzhuo collateralized debt due in November 28, 2015 at 12.41% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 30,602,082			34,688,992
Maturity date		Nov. 28, 2015
Stated rate		12.41%
Collateralized Loan Due on April 3, 2016 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 40,843,366			40,807,321
Maturity date		Apr. 03, 2016
Stated rate		11.00%
Collateralized loan due on December 23, 2017 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 81,384,127			81,312,306
Maturity date		Dec. 23, 2017
Stated rate		11.00%
Collateralized loan due on July 9, 2017 at 9% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 65,427,898			65,370,159
Maturity date		Jul. 09, 2017
Stated rate		9.00%
Collateralized loan due on December 31, 2016 at 12.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 83,093,432			1,650,597
Maturity date		Dec. 31, 2016
Stated rate		12.50%
Collateralized Loan Due on March 31, 2017 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 40,892,437			0
Maturity date		Mar. 31, 2017
Stated rate		11.00%
Collateralized Loan Due on November 20, 2016 at 12.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]	$ 49,070,924			0
Maturity date		Nov. 20, 2016
Stated rate		12.50%
Collateralized Loan Due on June 30, 2017 at 11.8% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 18,810,521			0
Maturity date		Jun. 30, 2017
Stated rate		11.80%
Collateralized Loan Due on June 25, 2017 at 12% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[3]	$ 32,713,950			0
Maturity date		Jun. 25, 2017
Stated rate		12.00%
Non-controlling Shareholder's Loan Due on June 25, 2016 at 11.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]	$ 0			81,312,306
Maturity date		Jun. 25, 2016
Stated rate		11.50%
Non-controlling Shareholder's Loan Due on June 30, 2016 at 11.24% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[5]	$ 79,331,327			111,946,394
Maturity date		Jun. 30, 2016
Stated rate		11.24%					11.24%
Land use right securing other long-term bank loan		$ 132,731,180			139,355,006
Non-controlling Shareholder's Loan Due on March 13, 2017 at 10.98% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[6]	$ 86,037,686			0
Maturity date		Mar. 13, 2017
Stated rate		10.98%
Land use right securing other long-term bank loan		$ 136,822,493			0
Non-controlling Shareholder's Loan Due on May 13, 2017 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[7]	$ 38,111,751			0
Maturity date		May 13, 2017
Stated rate		11.00%
Land use right securing other long-term bank loan		$ 55,852,057			0
Real estate property under development securing long term debt		1,656,880			0
Fortress Credit Co. LLC Loan due on June 9, 2017 at 7.25% plus LIBOR [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 50,611,856			25,668,594
Maturity date		Jun. 09, 2017
Interest rate, additional rate over LIBOR		7.25%
Restricted cash		$ 29,945,969			29,973,017
Loan facility, maximum borrowing amount		165,000,000
Amount utilized		50,600,000
KENT EB-5 LLC Loan Due on January 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 10,000,000			0
Maturity date		Jan. 23, 2020
Stated rate		5.95%
KENT EB-5 LLC Loan Due on April 30, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 5,000,000			0
Maturity date		Apr. 30, 2020
Stated rate		5.95%
KENT EB-5 LLC Loan Due on June 25, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 5,000,000			0
Maturity date		Jun. 25, 2020
Stated rate		5.95%
Others [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 0			$ 750,988

[1]	Pursuant to the agreements with Cinda Asset Management Corporation, this other long-term debt is secured by the Group's 100% equity interest of Henan Xinyuan. Per the agreements, from February 28, 2014 to November 28, 2015, Shandong Xinyuan and Henan Wanzhuo, respectively, requires to make quarterly payments to repay the outstanding principal amount and related interest expense.
[2]	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group's 100% equity interest of Changsha Xinyuan. In addition, Ping An Trust Co., Ltd. has the right to request early repayment at any time, the trust loan has been reclassified as current portion at the end of the consolidated balance sheet as of June 30, 2015.
[3]	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group's 100% equity interest of Shandong Renju.
[4]	Pursuant to the agreements with CITIC Trust Co., Ltd. entered into on May 27, 2014, which is the non-controlling shareholder of Shanghai Junxin, this other long-term debt is secured by the Group's 51% equity interest in Shanghai Junxin and the Group's land use rights. This other long-term debt was paid in full in January 2015.
[5]	Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which is the non-controlling shareholder of Jinan Wanzhuo, this other long-term debt is secured by the Group's 95% equity interest in Jinan Wanzhuo and the Group's land use rights with net book value of US$132,731,180 (December 31, 2014: US$139,355,006).
[6]	Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on March 10, 2015, which is the non-controlling shareholder of Zhengzhou Shengdao, this other long-term debt is secured by the Group's 80% equity interest in Zhengzhou Shengdao and the Group's land use rights with net book value of US$136,822,493 (December 31, 2014: nil) .
[7]	Pursuant to the agreements with Wanxiang Trustee Co., Ltd. entered into on May 9, 2015, which is the non-controlling shareholder of Henan Quansheng, this other debt is secured by the Group's 90% equity interest in Henan Quansheng and the Group's land use rights with net book value of US$55,852,057 (December 31, 2014: nil) and Group's real estate properties under development with net book value of US$1,656,880 (December 31, 2014: nil). In addition, Wanxiang Trustee Co., Ltd. has the right to request early repayment at any time and the trust loan has been reclassified as current portion at the end of the consolidated balance sheet as of June 30, 2015.
[8]	Pursuant to the agreements with Fortress Credit Co. LLC entered into on June 9, 2014, this other long-term debt amounting to US$165 million in total with US$50.6 million utilized, is denominated in US$ and is secured by the deposit of US$29,945,969 (December 31, 2014: US$29,973,017). This deposit is classified as restricted cash on the consolidated balance sheets as of June 30, 2015.